Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Derivatives not Designated as Hedging Instruments Effects on Earnings) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (1,038)	$ (2,412)